PROPERTY, PLANT AND EQUIPMENT, Summary (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ 917,031,971
Depreciation	60,627,686	$ 60,950,789	$ 58,299,089
End of the year	992,908,809	917,031,971
Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	367,538,099
End of the year	351,032,525	367,538,099
Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	109,113,913
End of the year	105,258,148	109,113,913
Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	176,344
End of the year	167,290	176,344
Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	5,976,751
End of the year	6,146,538	5,976,751
Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,395,711
End of the year	2,691,261	2,395,711
Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	485,200,818
End of the year	465,295,762	485,200,818
Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	121,067,510
End of the year	140,755,474	121,067,510
Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,265,272
End of the year	6,065,789	8,265,272
Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	126,132,993
End of the year	139,797,367	126,132,993
Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,277,758
End of the year	6,496,898	7,277,758
Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,309,015
End of the year	1,029,192	1,309,015
Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	264,052,548
End of the year	294,144,720	264,052,548
Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,414,415
End of the year	5,361,049	4,414,415
Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	24,230,117
End of the year	27,115,984	24,230,117
Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,918,885
End of the year	3,896,717	1,918,885
Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,994,287
End of the year	3,623,880	4,994,287
UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0
End of the year	0	0
Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	16,104,745
End of the year	15,406,758	16,104,745
Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,485,723
End of the year	1,884,680	1,485,723
Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	161,025
End of the year	151,294	161,025
Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	52,091,628
End of the year	50,210,574	52,091,628
Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,297,724
End of the year	6,467,029	6,297,724
Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	56,080,056
End of the year	119,350,362	56,080,056
Cost [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,972,040,938	1,910,835,339
Additions	137,614,952	67,307,227
Retirements	1,876,567	6,101,628
Transfers	0	0
End of the year	2,107,779,323	1,972,040,938	1,910,835,339
Cost [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	839,020,741	825,437,750
Additions	0	0
Retirements	0	0
Transfers	4,366,209	13,582,991
End of the year	843,386,950	839,020,741	825,437,750
Cost [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	376,727,219	363,849,815
Additions	0	0
Retirements	0	0
Transfers	8,769,398	12,877,404
End of the year	385,496,617	376,727,219	363,849,815
Cost [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	330,185	330,185
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	330,185	330,185	330,185
Cost [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	30,108,421	29,591,752
Additions	0	0
Retirements	0	0
Transfers	974,720	516,669
End of the year	31,083,141	30,108,421	29,591,752
Cost [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,426,175	6,117,435
Additions	0	0
Retirements	0	0
Transfers	546,862	1,308,740
End of the year	7,973,037	7,426,175	6,117,435
Cost [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	1,253,612,741	1,225,326,937
Additions	0	0
Retirements	0	0
Transfers	14,657,189	28,285,804
End of the year	1,268,269,930	1,253,612,741	1,225,326,937
Cost [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	136,104,320	135,525,158
Additions	0	0
Retirements	0	0
Transfers	24,506,426	579,162
End of the year	160,610,746	136,104,320	135,525,158
Cost [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	26,452,805	26,226,773
Additions	0	0
Retirements	0	0
Transfers	130,324	226,032
End of the year	26,583,129	26,452,805	26,226,773
Cost [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	267,326,035	241,609,687
Additions	0	0
Retirements	0	5,801,923
Transfers	23,061,319	31,518,271
End of the year	290,387,354	267,326,035	241,609,687
Cost [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	8,821,403	8,810,183
Additions	0	0
Retirements	0	0
Transfers	17	11,220
End of the year	8,821,420	8,821,403	8,810,183
Cost [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,388,956	3,241,414
Additions	0	0
Retirements	0	0
Transfers	0	147,542
End of the year	3,388,956	3,388,956	3,241,414
Cost [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	442,093,519	415,413,215
Additions	0	0
Retirements	0	5,801,923
Transfers	47,698,086	32,482,227
End of the year	489,791,605	442,093,519	415,413,215
Cost [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	4,414,415	4,414,415
Additions	194,550	0
Retirements	0	0
Transfers	752,084	0
End of the year	5,361,049	4,414,415	4,414,415
Cost [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	49,753,851	48,593,836
Additions	1,813,740	0
Retirements	0	0
Transfers	2,676,774	1,160,015
End of the year	54,244,365	49,753,851	48,593,836
Cost [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	3,668,488	3,603,108
Additions	0	0
Retirements	0	0
Transfers	2,266,099	65,380
End of the year	5,934,587	3,668,488	3,603,108
Cost [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	17,497,662	16,671,137
Additions	203,931	738,967
Retirements	1,221	0
Transfers	162,243	87,558
End of the year	17,862,615	17,497,662	16,671,137
Cost [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	11,338	11,338
Additions	0	0
Retirements	0	0
Transfers	0	0
End of the year	11,338	11,338	11,338
Cost [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	75,761,612	71,219,582
Additions	24,910	0
Retirements	0	0
Transfers	3,531,517	4,542,030
End of the year	79,318,039	75,761,612	71,219,582
Cost [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	7,414,585	6,917,479
Additions	955,225	497,106
Retirements	771,024	0
Transfers	0	0
End of the year	7,598,786	7,414,585	6,917,479
Cost [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	2,998,709	2,975,313
Additions	9,762	23,268
Retirements	0	0
Transfers	5,963	128
End of the year	3,014,434	2,998,709	2,975,313
Cost [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	52,091,628	49,174,527
Additions	15,190,482	19,543,115
Retirements	1,104,322	299,705
Transfers	(15,967,214)	(16,326,309)
End of the year	50,210,574	52,091,628	49,174,527
Cost [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	6,642,334	6,642,334
Additions	0	0
Retirements	0	0
Transfers	169,305	0
End of the year	6,811,639	6,642,334	6,642,334
Cost [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	56,080,056	59,872,118
Additions	119,222,352	46,504,771
Retirements	0	0
Transfers	(55,952,046)	(50,296,833)
End of the year	119,350,362	56,080,056	59,872,118
Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,055,008,967)
End of the year	$ (1,114,870,514)	$ (1,055,008,967)
Depreciation and Impairment [Member] | Compressor Plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation and Impairment [Member] | Compressor Plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	3.30%	3.30%
Depreciation and Impairment [Member] | Non-regulated segment Compressor plants [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	25.00%	25.00%
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | UT Machinery, Equipment and Tools [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	10.00%	10.00%
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member] | Bottom of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	6.70%	6.70%
Depreciation and Impairment [Member] | Computers and Telecommunication Systems [Member] | Top of Range [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Depreciation rate %	20.00%	20.00%
Depreciation [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	$ (1,055,008,967)	$ (999,860,101)
Retirements	(766,139)	(5,801,923)
Depreciation	60,627,686	60,950,789
End of the year	(1,114,870,514)	(1,055,008,967)	(999,860,101)
Depreciation [Member] | Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(471,482,642)	(451,091,096)
Retirements	0	0
Depreciation	$ 20,871,783	$ 20,391,546
Depreciation rate %	2.20%	2.20%
End of the year	$ (492,354,425)	$ (471,482,642)	(451,091,096)
Depreciation [Member] | Compressor Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(267,613,306)	(251,158,336)
Retirements	0	0
Depreciation	12,625,163	16,454,970
End of the year	(280,238,469)	(267,613,306)	(251,158,336)
Depreciation [Member] | Other Plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(153,841)	(143,599)
Retirements	0	0
Depreciation	$ 9,054	$ 10,242
Depreciation rate %	3.30%	3.30%
End of the year	$ (162,895)	$ (153,841)	(143,599)
Depreciation [Member] | Stations of Regulation and/or Measurement of Pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(24,131,670)	(23,321,512)
Retirements	0	0
Depreciation	$ 804,933	$ 810,158
Depreciation rate %	4.00%	4.00%
End of the year	$ (24,936,603)	$ (24,131,670)	(23,321,512)
Depreciation [Member] | Other Technical Installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(5,030,464)	(4,802,890)
Retirements	0	0
Depreciation	$ 251,312	$ 227,574
Depreciation rate %	6.70%	6.70%
End of the year	$ (5,281,776)	$ (5,030,464)	(4,802,890)
Depreciation [Member] | Subtotal Assets Related to Natural Gas Transportation Service [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(768,411,923)	(730,517,433)
Retirements	0	0
Depreciation	34,562,245	37,894,490
End of the year	(802,974,168)	(768,411,923)	(730,517,433)
Depreciation [Member] | Non-regulated segment Pipelines [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(15,036,810)	(10,537,530)
Retirements	0	0
Depreciation	$ 4,818,462	$ 4,499,280
Depreciation rate %	2.20%	2.20%
End of the year	$ (19,855,272)	$ (15,036,810)	(10,537,530)
Depreciation [Member] | Non-regulated segment Compressor plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(18,187,533)	(15,476,620)
Retirements	0	0
Depreciation	2,329,807	2,710,913
End of the year	(20,517,340)	(18,187,533)	(15,476,620)
Depreciation [Member] | Non-regulated segment Other plants [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(141,193,042)	(140,079,426)
Retirements	0	(5,801,923)
Depreciation	$ 9,396,945	$ 6,915,539
Depreciation rate %	3.30%	3.30%
End of the year	$ (150,589,987)	$ (141,193,042)	(140,079,426)
Depreciation [Member] | Non-regulated segment Stations of regulation and/or measurement of pressure [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,543,645)	(1,197,400)
Retirements	0	0
Depreciation	$ 780,877	$ 346,245
Depreciation rate %	4.00%	4.00%
End of the year	$ (2,324,522)	$ (1,543,645)	(1,197,400)
Depreciation [Member] | Non-regulated segment other technical installations [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,079,941)	(1,799,394)
Retirements	0	0
Depreciation	$ 279,823	$ 280,547
Depreciation rate %	6.70%	6.70%
End of the year	$ (2,359,764)	$ (2,079,941)	(1,799,394)
Depreciation [Member] | Subtotal Assets Related to Other Services and Production and Commercialization of Liquids [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(178,040,971)	(169,090,370)
Retirements	0	(5,801,923)
Depreciation	17,605,914	14,752,524
End of the year	(195,646,885)	(178,040,971)	(169,090,370)
Depreciation [Member] | Lands [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	0
Depreciation [Member] | Buildings and Constructions [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(25,523,734)	(24,562,057)
Retirements	0	0
Depreciation	$ 1,604,647	$ 961,677
Depreciation rate %	2.00%	2.00%
End of the year	$ (27,128,381)	$ (25,523,734)	(24,562,057)
Depreciation [Member] | Facilities and Features in Building [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(1,749,603)	(1,640,103)
Retirements	0	0
Depreciation	$ 288,267	$ 109,500
Depreciation rate %	4.00%	4.00%
End of the year	$ (2,037,870)	$ (1,749,603)	(1,640,103)
Depreciation [Member] | Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(12,503,375)	(10,777,878)
Retirements	(1,221)	0
Depreciation	1,736,581	1,725,497
End of the year	(14,238,735)	(12,503,375)	(10,777,878)
Depreciation [Member] | UT Machinery, Equipment and Tools [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(11,338)	(11,338)
Retirements	0	0
Depreciation	0	0
End of the year	(11,338)	(11,338)	(11,338)
Depreciation [Member] | Computers and Telecommunication Systems [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(59,656,867)	(54,745,352)
Retirements	0	0
Depreciation	4,254,414	4,911,515
End of the year	(63,911,281)	(59,656,867)	(54,745,352)
Depreciation [Member] | Vehicles [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(5,928,862)	(5,361,985)
Retirements	(764,918)	0
Depreciation	$ 550,162	$ 566,877
Depreciation rate %	20.00%	20.00%
End of the year	$ (5,714,106)	$ (5,928,862)	(5,361,985)
Depreciation [Member] | Furniture [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(2,837,684)	(2,808,975)
Retirements	0	0
Depreciation	$ 25,456	$ 28,709
Depreciation rate %	10.00%	10.00%
End of the year	$ (2,863,140)	$ (2,837,684)	(2,808,975)
Depreciation [Member] | Materials [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	0
Depreciation [Member] | Line Pack [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	(344,610)	(344,610)
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ (344,610)	$ (344,610)	(344,610)
Depreciation [Member] | Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [Abstract]
Beginning of the year	0	0
Retirements	0	0
Depreciation	$ 0	$ 0
Depreciation rate %	0.00%	0.00%
End of the year	$ 0	$ 0	$ 0